U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                        FORM 24F-2
                        Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

1.   Name and address of issuer:

        Nike Securities L.P.
        1001 Warrenville Road
        Lisle, Illinois  60532

2. Name of each series or class of funds for which this notice is filed: The First Trust Combined Series 156

3.    Investment Company Act File Number: 811-25411

      Securities Act File Number:  33-45538


4.   Last day of fiscal year for which this notice is filed:
        February 28, 1997


5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes
     of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                       :  :


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal
     year:       -0-


8.   Number and amount of securities registered during the fiscal
     year other than pursuant to rule 24f-2:      -0-

9.   Number and aggregate sale price of securities sold during
     the fiscal year:  -0-            -0-

10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to
     rule 24f-2:       -0-            -0-

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
     plans, if applicable (see Instruction B.7):   -0-

12.  Calculation of registration fee:

        (i) Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):                           $-0-

        (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plan
          (from Item 11, if applicable):                        -0-

        (iii)Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):             -$182,644.24

        (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):           -0-

        (v)  Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          (line (i), plus line (ii), less line (iii), plus
          line (iv) (if applicable):                           $(182,644.24)

        (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation (see instruction C.6):                 x1/33rd

        (vii)Fee due (line (i) or line (v) multiplied by
          line (vi):                                          $-0-

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  :   :

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:  Carlos E. Nardo
     Senior Vice President

Date:April 11, 1997